COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
8.                      COMMITMENTS AND CONTINGENCIES
Legal Matters
The Company may be involved in certain legal actions arising from the ordinary course of business.  While it is not feasible to predict or determine the outcome of these matters, we do not anticipate that any of these matters, or these matters in the aggregate, will have a material adverse effect on the financial position or results of operations.

Royalty and License Fee Agreements
There are no commitments owed under royalty and license fee agreements.  All royalty and license fees are paid in the month following the related sales transaction.

Employment Agreements
As of the year ended December 31, 2010, the following employment agreements were in place:

Chief Executive Officer, General Counsel, Director:  This employment agreement expires May 15, 2014.  The CEO’s annual salary is $325,000.  The CEO is eligible for annual bonuses and stock option grants.

President, Chief Operating Officer, Director:  This employment agreement expires May 15, 2014.  The President’s annual salary is $205,000.  The President is eligible for annual bonuses and stock option grants.

Chief Financial Officer:  This employment agreement expires May 15, 2014.  The CFO’s annual salary is $195,000.  The CFO is eligible for annual bonuses and stock option grants.

Chief Technical Officer:  This employment agreement expires May 15, 2011.  The CTO’s annual salary is $120,000.  The CTO is eligible for annual bonuses and stock option grants.

Senior Vice President:  This employment agreement expires May 15, 2011.  The SVP’s annual salary is $120,000.  The SVP is eligible for annual bonuses and stock option grants.

Leases
As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062.  CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges.  During the period January 1 through December 31, 2010, the monthly base rent was $40,000.  During the period January 1 through August 31, 2009, the monthly base rent was $39,900.  For the period September 1 through December 31, 2009, the monthly base rent was $40,000.  Barakel, LLC is controlled by James McKenzie, majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

The Company also leased office space in Malmo, Sweden pursuant to a renewable lease which terminated January 31, 2011.  In addition to the base rent (subject to periodic base lease payment increases), the Company is responsible for property taxes, maintenance and related VAT taxes.  During the year ended December 31, 2010 and 2009, the monthly base rent was approximately $3,413 and $1,825, respectively.

Additionally, subsequent to the acquisition of CUI Japan and Comex Electronics, the Company now has leased spaces in Tokyo, Japan, and owns a small manufacturing facility on leased land in Nagano, Japan which is held in Assets held for sale on the balance sheet.  The CUI Japan leased space in Tokyo, Japan expires August 31, 2011.  The monthly base rent for this space during the year ending December 31, 2010 and 2009 was $3,590 and $3,436, respectively.  The other leases in Japan are related to the discontinued operations of Comex Electronic.  Comex Electronics had leased space in Tokyo, Japan with expirations in stages from May 7, 2011 to September 9, 2011.  During the year ending December 31, 2010 and 2009, the monthly base rent for these leases was $6,840 and $6,546, respectively.  In conjunction with this lease, the discontinued operations of Comex Electronics also had leased parking spaces.  This lease expired December 31, 2010 and the base monthly rent during the year ended December 31, 2010 and 2009 was $507 and $486, respectively.  The lease for parking spaces is now under a month to month agreement with the discontinued operations of Comex Electronics.  During the year ending December 31, 2010 and 2009, the annual base rent for the discontinued operations of Comex Electronics for the land lease in Nagano, Japan was $2,897 and $2,772, respectively.

Rental expense was $623,486 and $579,623 in 2010 and 2009, respectively, and is included in selling, general and administrative on the statement of operations.

The discontinued operations of Comex Electronics also lease various equipment with various lease expirations between January 2011 and July 2015.  Monthly lease payments are approximately $2,275 for leased equipment.

	2011	2012	2013	2014	2015	Later Years
Operating Leases:	$526,858	$512,648	$484,000	$486,000	$487,000	$326,000

Consulting Agreements
During 2009, 2,500,000 shares of common stock were issued for marketing, consulting, strategic planning and other management services performed by consultants.  $535,000 of consulting expense was recorded in relation to the stock issuance transactions based on the fair market value of the stock on the date of grant.  In addition, the consultants were paid fees of $162,500.

In September 2009, the Company engaged a consultant to provide access to a dynamic database that would aggregate, compile and rationalize all disparate and available broker-dealer and shareholder data pertaining to the Company’s common stock for a period of one year.  For these services, the consultant was paid a fee of $30,000 for the full term of the agreement.  In 2010, the consultant was extended for an additional year and paid a fee of $27,500 for the full term of the agreement.

In September 2009, the Company engaged a consultant to provide inventory valuation services to the Company.  For these services, the consultant was paid a fee of $7,500.

In October 2009, the Company engaged a consultant to assist in investor relations communications for the Company.  For these services, the consultant was paid a fee of $5,000 per month.  This consultant continued to work through 2010 and received fees of $62,731 for their services and related expenses.

In January 2010, the Company entered into a consulting for services performed in relation to securing debt financing with Wells Fargo.  For these services, the Company paid $135,000 upon the successful funding of the line of credit and term note with Wells Fargo, discussed more thoroughly herein.

In January 2010, the Company entered into a consulting agreement with Terry Williams, former GL Industrial Services Project Director, to serve as the Company’s Project Director and Lead Engineer for the GASPT2 technology.  The consultant will be compensated a base monthly fee and will receive commissions on sales of the GASPT2 products.

In September 2010, the Company entered into an agreement for strategic investor communications services to be provided through March 2011.  For these services, the consultant was paid a fee of $25,000.

In September 2010, the Company entered into an agreement with a consultant firm to provide for strategic investor marketing services for a period of one year.  For these services, the consultant is to be paid $3,000 per month as well as $84,000 in common stock compensation.  $42,000 of the common stock compensation was earned in 2010 for which the consultant received 210,000 shares of common stock at $0.20 per share.  The remaining $42,000 is to be priced at the ten day trailing average closing price at the time of the issuance when earned in 2011.  The remaining $42,000 common shares were earned March 2011, for which the consultant received 178,723 common shares at $0.235 per share.

In September 2010, the Company engaged a consulting firm to provide g services regarding the Customs-Trade Partnership Against Terrorism (“C-TPAT”) program and supply chain security.  For these services, the consultant was paid $11,934.

In October 2010, the Company entered into a consulting agreement for digital video services for the production of a video to be placed on the Company website.  For these services, the consultant was paid a fee of $2,350.